Transactions With Non-controlling Interests - Additional Information (Detail) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Total increase (decrease) in equity attributable to owners of parent				R$ 13,841	R$ (202,322)
Stone Pagamentos S.A.[member]
Disclosure of noncontrolling interests [line items]
Outstanding shares acquired	10.10%
Purchase consideration	R$ 229,000
Equity share capital held	100.00%
Carrying amount of non-controlling interests on date of acquisition	R$ 49,677
Excess of consideration recognized as decrease to equity of parent	R$ 179,323
Total consideration outstanding not paid					R$ 29,000
StoneCo Brasil Participaes S.A.[member]
Disclosure of noncontrolling interests [line items]
Shares issued					1,161,375
Total amount of issued shares					R$ 202,830
Outstanding shares acquired				0.10%	0.40%
Purchase consideration				R$ 6,690	R$ 21,480
Equity share capital held					97.60%
Carrying amount of non-controlling interests on date of acquisition				989	R$ 2,790
Excess of consideration recognized as decrease to equity of parent				5,701	18,690
Total consideration outstanding not paid			R$ 4,099	5,022
Increase in non-controlling interest with corresponding decrease of equity of owners of parent					8,184
Total increase (decrease) in equity attributable to owners of parent		R$ 19,594		R$ 1	3,875
StoneCo Brasil Participaes S.A.[member] | Group [member]
Disclosure of noncontrolling interests [line items]
Contribution for purchase shares					R$ 201,347
Purchase of new shares					1,113,083
StoneCo Brasil Participaes S.A.[member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Contribution for purchase shares					R$ 1,483
StoneCo Brasil Participaes S.A.[member] | Bottom of range [member]
Disclosure of noncontrolling interests [line items]
Percentage of share capital		97.70%		97.60%
StoneCo Brasil Participaes S.A.[member] | Bottom of range [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital					97.90%
StoneCo Brasil Participaes S.A.[member] | Top of range [member]
Disclosure of noncontrolling interests [line items]
Percentage of share capital		100.00%		97.70%
StoneCo Brasil Participaes S.A.[member] | Top of range [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital					97.20%
DLP Par Participants S.A. [member]
Disclosure of noncontrolling interests [line items]
Number of shares issued after share split		5,333,202
Cappta S.A. [member]
Disclosure of noncontrolling interests [line items]
Purchase of new shares				64,177
Cappta S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital				53.30%
Cappta S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital				61.80%